Investment Objectives and Goals	Mar. 06, 2026
BNY Mellon Fixed Income Completion Funds (FICS) - CP
Prospectus [Line Items]
Risk/Return [Heading]	BNY Mellon Fixed Income Completion Funds (FICS) — CP